Dec 31, 2011 Note 3 - Inventory	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 3 - Inventory [Abstract]
Dec 31, 2011 Note 3 - Inventory

NOTE 3 - INVENTORY

Inventory is stated at the lower of cost or market.  The Company’s inventory consists of finished goods and raw material and is located in San Marcos, California at December 31, 2011 and 2010 consisted of the following:

	December 31,	December 31,
Location : San Marco, CA	2011	2010
Raw materials	$946,762	$970,046
Finished goods	674,198	642,360
Peru (finished goods)	18,454	18,454
In transit	8,232	51,716
Allowance for obsolete inventory	(627,529)	(627,529)
Total	$1,020,117	$1,055,047

The Company has established an allowance for obsolete inventory.  Expense for obsolete inventory was $-0- and $171,331, for the years ended December 31, 2011 and 2010, respectively.